Document and Entity Information	May 12, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	M&T BANK CORP
Amendment Flag	true
Entity Central Index Key	0000036270
Document Type	8-K/A
Document Period End Date	May 12, 2023
Entity Incorporation State Country Code	NY
Entity File Number	1-9861
Entity Tax Identification Number	16-0968385
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to M&T Bank Corporation’s Current Report on Form 8-K filed on May 17, 2023 (the “Original Form 8-K”) supplements the Original Form 8-K to provide information required to be disclosed pursuant to Item 5.02(c)(3) that had not been determined at the time of the filing of the Original Form 8-K, as provided by Instruction 2 to Item 5.02. No other changes have been made to the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series H
Trading Symbol	MTBPrH
Security Exchange Name	NYSE